Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities [Abstract]
Schedule of HDS shareholders equity ownership percentage after second equity transfer agreement
Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Schedule of carrying amount of assets and liabilities related to variable interest entity

	December 31,
Assets	2013	2012
Cash	$1,146,546	$343,990
Accounts receivable	418,875	722,598
Accounts receivable – related parties	377,821	284,986
Inventories (current and long-term)	11,334,233	10,373,398
Prepaid expenses and other assets	2,388	-
Prepaid rent - related party	33,213	57,870
Property and equipment, net	966,148	790,563
Land use rights and yew forest assets, net	20,953,562	15,328,318
Total assets of VIE	$35,232,786	$27,901,723
Liabilities
Accounts payable	$-	$990
Accrued expenses and other payables	16,294	79,981
Taxes payable	9,924	6,305
Due to VIE holding companies	1,703,324	1,939,720
Due to related parties	4,804,661	1,900
Total liabilities of VIE	$6,534,203	$2,028,896